Owners' Capital/Partners' Equity - Equity offering (Details) $ / shares in Units, $ in Thousands																12 Months Ended
	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 shares	Jun. 24, 2019 shares	Apr. 01, 2019 EquityInstruments shares	Feb. 26, 2019 USD ($)	Feb. 25, 2019 USD ($)	Nov. 15, 2018 USD ($) $ / shares shares	Apr. 26, 2018 USD ($) $ / shares shares	Apr. 03, 2018 EquityInstruments $ / shares shares	Jan. 17, 2018 USD ($) $ / shares shares	Nov. 03, 2017 USD ($)	May 16, 2017 USD ($) shares	May 15, 2017 USD ($) $ / shares shares	Feb. 24, 2017 $ / shares shares	Jan. 27, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares		Jan. 29, 2019 USD ($)	May 17, 2017	Dec. 31, 2016 shares [1]
Equity transactions
Number of subordinated units converted into common units												9,822,358
Conversion ratio of subordinated units to common units												1
Repurchases of common units, including commissions | $																$ 22,890
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments				24,925					16,999							24,925	16,999
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments				24,925					16,999							24,925	16,999
GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners	2.00%							2.00%							2.00%	2.00%						2.00%
ATM Programme
Equity transactions
Size of programme | $					$ 250,000	$ 144,040					$ 144,040	$ 100,000
Remaining authorized amount | $	$ 126,556															$ 126,556
ATM Programme | GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners																	2.00%		2.00%
Common units
Equity transactions
Number of common units in public offering or general partner units															3,750,000		2,553,899		6,607,405
Price per unit | $ / shares								$ 24.21	$ 23.55						$ 20.50
Net proceeds from issuance of units | $															$ 78,197
Number of subordinated units converted into common units																			9,822,358
Number of units issued in share-based payment																49,850	33,998
Number of common units issued to GasLog in exchange for net assets contribution to the Partnership								1,858,975									1,858,975
Number of units repurchased																1,171,572
Number of units issued on elimination of IDRs			2,532,911													2,532,911
Number of units outstanding	46,860,182															46,860,182	45,448,993	[1]	41,002,121	[1]			24,572,358
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment				49,850					33,998
Common units | Underwriters
Equity transactions
Number of common units in public offering or general partner units														120,000
Price per unit | $ / shares														$ 20.50
Common units | Unit repurchase programme
Equity transactions
Unit repurchase programme limit | $																					$ 25,000
Number of units repurchased																1,171,572
Number of units cancelled																1,171,572
Unit repurchase programme, weighted average price | $ / shares																$ 19.52
Repurchases of common units, including commissions | $																$ 22,890
Common units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units																	2,553,899		2,737,405
Price per unit | $ / shares																	$ 23.72		$ 22.97
Net proceeds from issuance of units | $																	$ 60,013		$ 61,224
Preference units
Equity transactions
Price per unit | $ / shares							$ 25.00			$ 25.00			$ 25.00
Number of preference units issued							4,000,000			4,600,000			5,750,000				8,600,000		5,750,000
Distribution rate							8.50%			8.20%			8.625%
Liquidation preference per unit | $ / shares							$ 25.00			$ 25.00			$ 25.00
Net proceeds from issuance of preference units | $							$ 96,307			$ 111,194			$ 138,804
Number of units outstanding	14,350,000															14,350,000	14,350,000	[1]	5,750,000	[1]
Preference units | Underwriters
Equity transactions
Number of preference units issued										600,000			750,000
Class B units
Equity transactions
Number of units issued on elimination of IDRs		2,490,000	2,490,000													2,490,000
Conversion ratio of class B units into common units	1	1
Number of units outstanding	2,490,000															2,490,000
Class B-1 units
Equity transactions
Number of units issued on elimination of IDRs			415,000
Class B-2 units
Equity transactions
Number of units issued on elimination of IDRs			415,000
Class B-3 units
Equity transactions
Number of units issued on elimination of IDRs			415,000
Class B-4 units
Equity transactions
Number of units issued on elimination of IDRs			415,000
Class B-5 units
Equity transactions
Number of units issued on elimination of IDRs			415,000
Class B-6 units
Equity transactions
Number of units issued on elimination of IDRs			415,000
General partner units
Equity transactions
Number of common units in public offering or general partner units								38,632							78,980	93,804	90,753		134,846
Net proceeds from issuance of units | $								$ 935							$ 1,619	$ 1,996
Number of units outstanding	1,021,336															1,021,336	927,532	[1]	836,779	[1]			701,933
General partner units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units																	52,121		55,866
Net proceeds from issuance of units | $																	$ 1,236		$ 1,283

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).